USA Mutuals All Seasons Fund

Institutional Class – UNAVX Class Z – ZNAVX* *Class Z Shares are not currently offered for sale.
a series of Northern Lights Fund Trust IV

Supplement dated July 29, 2024

To the Prospectus and Summary Prospectus
of USA Mutuals All Seasons Fund (the “Fund”), each dated July 29, 2024

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The Board of Trustees of the Northern Lights Fund Trust IV has approved clarifying the Fund’s investment objective to that stated in the Fund’s Prospectus and Summary Prospectus. The change in the Fund’s investment objective will be effective on September 27, 2024.

Therefore, the section entitled “Investment Objective” beginning on page 7 of the Prospectus and page 1 of the Summary Prospectus is deleted in its entirety and replaced with the current investment objective until September 27, 2024 as follows:

The Fund seeks capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets.

The corresponding information in the section entitled “Investment Objective” beginning on page 11 of the Prospectus is also deleted in its entirety and replaced with the following until September 27, 2024:

Fund	Investment Objective
USA Mutuals All Seasons Fund (“All Seasons Fund”)	seeks capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated July 29, 2024, which provide information that you should know about the Fund before investing. The Fund’s Prospectus, Summary Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.usamutuals.com or by calling 1-866-264-8783.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE